[logo] PIONEER
       Investments(R)







                                                 May 6, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Money Market Trust (the "Trust")
     (File Nos. 33-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus relating to the offering of Pioneer Cash Reserves Fund, Class A, Class B, Class C, Class R, Class Y and Investor Class shares and the multi class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 30 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001016964-05-000188) on April 29, 2005.

           If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 517-8909.

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

Enclosures

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."